Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value of Financial Instruments [Abstract]
Schedule of Fair Value Hierarchy

Liabilities measured at fair value on a recurring basis as of March 31, 2024 are as follows (in thousands):

	Fair Value Measurements at Reporting Date Using
	Balance as of March 31, 2024	Level 1	Level 2	Level 3
Convertible 12% Promissory Notes	$728	$—	$—	$728
Private Warrants	803	—	—	803
Working Capital Warrants	89	—	—	89
PIPE Warrants	19,704	—	—	19,704
Convertible Bridge Loan Warrants	1,822	—	—	1,822
Convertible 12% Promissory Note Warrants	942	—	—	942
Forward Purchase Derivative Liabilities	10,085	—	—	10,085
Consideration Shares	14	14	—	—
Total	$34,187	$14	$—	$34,173
Liabilities measured at fair value on a recurring basis as of December 31, 2023 are as follows (in thousands):
	Fair Value Measurements at Reporting Date Using
	Balance as of December 31, 2023	Level 1	Level 2	Level 3
Private Warrants	$378	$—	$—	$378
Working Capital Warrants	42	—	—	42
Forward Purchase Derivative Liability	15,804	—	—	15,804
PIPE Warrants	25,339	—	—	25,339
Total	$41,563	$—	$—	$41,563

Schedule of Legacy Convertible Notes Reconciliation	The following table presents a reconciliation of the Legacy Convertible Notes (in thousands):
	2019 Convertible Notes	2019 Related Party Convertible Notes	2023 Convertible Notes	2023 Related Party Convertible Notes	Total
Balance as of December 31, 2021	$11,219	$259	$—	$—	$11,478
Change in fair value	173	4	—	—	177
Balance as of December 31, 2022	11,392	263	—	—	11,655
Issuance	—	—	6,090	125	6,215
Change in fair value	1,083	13	(52)	(1)	1,043
Conversion and settlement	(12,475)	(276)	(6,038)	(124)	(18,913)
Balance as of December 31, 2023	$—	$—	$—	$—	$—

Schedule of Legacy Convertible Notes	The following unobservable assumptions were used in determining the fair value of the Legacy Convertible Notes as of December 31, 2022:
Probability of conversion	—
Probability of holding until maturity without conversion	—
Remaining term until potential conversion trigger date (years)	0
Discount yield(1)	20.0%

(1)      Estimated using a comparable bond analysis and under S&P Global Inc.’s credit rating scale using a multinominal logical regression.

The following unobservable assumptions were used in determining the fair value of the Senior Convertible Notes at Closing:
Credit spread(1)	12.1%
Equity volatility	45.0%
The following unobservable assumptions were used in determining the fair value of the Senior Convertible Notes at December 31, 2023:
Credit spread(1)	12.7%
Equity volatility	45.0%
The following unobservable assumptions were used in determining the fair value of the Private Warrants and Working Capital Warrants at Closing:
Private Warrants’ volatility	9.6%
Dividend yield (per share)	—
The following unobservable assumptions were used in determining the fair value of the Private Warrants and Working Capital Warrants as of December 31, 2023:
Private Warrants’ volatility	35.3%
Dividend yield (per share)	—
The following unobservable assumptions were used in determining the fair value of the PIPE Warrants at December 31, 2023:
Credit spread	12.7%
Equity volatility	100.0%

Schedule of Reconciliation of Private Warrants and Working Capital Warrants	The following table presents a reconciliation of the Private Warrants and Working Capital Warrants (in thousands):
	Private Warrants	Working Capital Warrants	Total
Balance as of December 31, 2022	$—	$—	$—
Recognition in connection with Business Combination	1,841	204	2,045
Change in fair value	(1,464)	(162)	(1,626)
Balance as of December 31, 2023	$377	$42	$419
The following table presents a reconciliation of the PIPE Warrants (in thousands):
PIPE Warrants
Balance as of December 31, 2022	$—
Issuance	10,210
Change in fair value	15,129
Balance as of December 31, 2023	$25,339

Schedule of Reconciliation of Forward Purchase Derivative Liability	The following table presents a reconciliation of the Forward Purchase Derivative Liability (in thousands):
Forward Purchase Derivative Liability
Forward purchase derivative liability at Close	$20,201
Change in fair value in connection with the loss on amendment of forward purchase contract	(14,181)
Change in fair value of forward purchase derivative liability	9,784
Balance as of December 31, 2023	$15,804

Schedule of Fair Value of the Forward Purchase Derivative Liability

The following unobservable assumptions were used in determining the fair value of the Convertible 12% Promissory Notes at March 31, 2024:

Credit spread	27.5%
Equity volatility	45.0%

The following unobservable assumptions were used in determining the fair value of the liability classified warrants at March 31, 2024 and December 31, 2023:

	At March 31, 2024	At December 31, 2023 or closing date if later
Private Warrants and Working Capital Warrants
Private Warrants’ volatility	55.5%	35.3%
Dividend yield (per share)	—	—
Convertible Bridge Loan Warrants
Volatility	100.0%	105.0%
Dividend yield (per share)	—	—
Convertible 12% Promissory Note Warrants
Equity volatility	100.0%	—
PIPE Warrants
Credit spread	19.0%	12.7%
Equity volatility	105.0%	100.0%

The following unobservable assumptions were used in determining the fair value of the PIPE Warrants immediately before and after modification at February 9, 2024:

Credit spread	17.8%
Equity volatility	105.0%

The following unobservable assumptions were used in determining the fair value of the forward purchase derivative liabilities at the respective balance sheet and amendment dates:

	March 31, 2024	February 21, 2024	January 19, 2024	December 31, 2023
Dividend yield	0.0%	0.0%	0.0%	0.0%
Equity volatility	120.0%	145.0%	105.0%	115.0%
The following unobservable assumptions were used in determining the fair value of the forward purchase derivative liability at Closing:
Dividend yield	0.0%
Equity volatility	105.0%
The following unobservable assumptions were used in determining the fair value of the forward purchase derivative liability immediately before and after modification at December 26, 2023:
Dividend yield	0.0%
Equity volatility	125.0%
The following unobservable assumptions were used in determining the fair value of the forward purchase derivative liability at December 31, 2023:
Dividend yield	0.0%
Equity volatility	115.0%

Schedule of Convertible 12% Promissory Notes

The following table presents a reconciliation of the Convertible 12% Promissory Notes (in thousands):

Convertible 12% Promissory Notes
Balance as of December 31, 2023	$—
Issuance	250
Change in fair value	$478
Balance as of March 31, 2024	$728

Schedule of All Liability Classified Warrants

The following table represent a reconciliation of all liability classified warrants (in thousands):

	Private Warrants	Working Capital Warrants	Convertible Bridge Loan Warrants	Convertible 12% Promissory Note Warrants	PIPE Warrants	Total
Balance as of December 31, 2023	$377	$42	$—	$—	$25,339	$25,758
Issuances	—	—	1,424	323		1,747
Change in fair value in connection with PIPE Warrants Amendment	—	—	—	—	(429)	(429)
Change in fair value	426	47	398	619	(5,206)	(3,716)
Balance as of March 31, 2024	$803	$89	$1,822	$942	$19,704	$23,360